Warrants - Additional Information (Detail) (USD $)	12 Months Ended	83 Months Ended	91 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Sep. 30, 2013
Debt Conversion [Line Items]
Debt conversion, converted instrument, warrants or options issued			42
Preferred stock, par value	$ 0.01		$ 0.01
Percentage of principle balance of notes on conversion price of notes	20.00%
Proceeds from issuance or sale of equity			$ 1,000,000
Minimum
Debt Conversion [Line Items]
Percentage of principle balance of notes on conversion price of notes	6.00%	10.00%	10.00%
Maximum
Debt Conversion [Line Items]
Percentage of principle balance of notes on conversion price of notes	10.00%	50.00%	50.00%